NET LOSS PER SHARE (Details)	9 Months Ended		12 Months Ended
	Nov. 30, 2014	Nov. 30, 2013	Feb. 28, 2014	Feb. 28, 2013
Anti-dilutive securities	10,121,612	5,664,615	7,812,822	4,164,150
Stock Options [Member]
Anti-dilutive securities	2,855,000	1,940,000	2,680,000	1,116,500
Warrants [Member]
Anti-dilutive securities	6,392,355	2,893,887	3,146,355	2,732,074
Convertible Note [Member]
Anti-dilutive securities		830,615
Series A Preferred Stock [Member]
Anti-dilutive securities	874,257